Shareholder Report	6 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Schwab Capital Trust
Entity Central Index Key	0000904333
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Schwab Fundamental Global Real Estate Index Fund
Shareholder Report [Line Items]
Fund Name	Schwab Fundamental Global Real Estate Index Fund
Class Name	Schwab Fundamental Global Real Estate Index Fund
Trading Symbol	SFREX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of March 1, 2026, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]

FUND COSTS FOR THE LAST six months ENDED August 31, 2026 (BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Fundamental Global Real Estate Index Fund	$19	0.39% *
*
Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.39% [1]
Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Fundamental Global Real Estate Index Fund (10/22/2014)[1,2]	-5.13%	3.73%	-0.11%	3.04%
MSCI ACWI Index (Net)[3,4]	9.61%	22.35%	10.88%	12.58%
RAFI Fundamental High Liquidity Global Real Estate Index (Net)[3,5]	-5.37%	3.40%	N/A	N/A
Fundamental Global Real Estate Spliced Index	-5.37%	3.40%	-0.70%	2.60%
FTSE EPRA Nareit Global Index (Net)[3]	-2.36%	8.70%	0.31%	2.84%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership – The RAFI Fundamental High Liquidity Global Real Estate Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The Schwab
Fundamental Global Real Estate Index Fund is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The RAFI
Parties: (i) make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
2
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
3
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
4
The MSCI ACWI Index (Net) serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity Global Real Estate Index (Net). The fund does not seek to track the regulatory index.
5
The inception date of the RAFI Fundamental High Liquidity Global Real Estate Index (Net) is January 31, 2024. The fund began tracking the index on June 21, 2024.

Performance Inception Date	Oct. 22, 2014
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus.
Net Assets	$ 72,000,000
Holdings Count | Holding	305
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$72
Number of Holdings (excludes derivatives)	305
Portfolio Turnover Rate (not annualized)	11%
Weighted Average Market Cap (millions)	$27,828
Price/Earnings Ratio (P/E)	17.7
Price/Book Ratio (P/B)	1.0

Holdings [Text Block]
Industry Weightings % of Investments[1]

Top Holdings % of Net Assets

Country Weightings % of Investments
1

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Represents an aggregate of industry weightings, none of which represent more than 1.0% of investments.
3
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
4
Amount is less than 0.05%.

Largest Holdings [Text Block]	Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.

[1]	Annualized.